First-time adoption (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Reconciliation of Equity Pursuant to First Time Adoption of IFRS
Reconciliation of equity at the date of transition to IFRS (April 1, 2020)

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP*	Reclassification	Recognition and measurement differences	IFRS	Note
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	1,512,357	—	166	1,512,523		Cash and cash equivalents
Marketable securities	1,847,772	(1,847,772)	—	—	a
	—	327,092	—	327,092	a,f	Investments and advances in the Financial Services segment
Notes and accounts receivable, trade and contract assets	1,028,793	(1,028,793)	—	—	b
	—	1,195,228	(894)	1,194,334	b,c	Trade and other receivables, and contract assets
Allowance for credit losses	(26,153)	26,153	—	—	b
Inventories	558,452	—	1,327	559,779		Inventories
Other receivables	188,076	(188,076)	—	—	c
	—	135,265	217	135,482	d	Other financial assets
Prepaid expenses and other current assets	594,009	(153,473)	1,438	441,974	d	Other current assets

Total current assets	5,703,306	(1,534,376)	2,254	4,171,184		Total current assets

						Non-current assets:

Film costs	458,853	(458,853)	—	—	e

Investments and advances:
Affiliated companies	207,922	(608)	(3,023)	204,291		Investments accounted for using the equity method
Securities investments and other	12,526,990	(12,526,990)	—	—	f
Allowance for credit losses	(6,341)	6,341	—	—
	—	13,906,535	2,445,750	16,352,285	a,f,D	Investments and advances in the Financial Services segment
Property, plant and equipment:
Land	81,482	(81,482)	—	—
Buildings	659,556	(659,556)	—	—
Machinery and equipment	1,725,720	(1,725,720)	—	—
Construction in progress	76,391	(76,391)	—	—

Less — Accumulated depreciation	1,634,505	(1,634,505)	—	—

	—	921,513	(4,315)	917,198		Property, plant and equipment

Other assets:
Operating lease right-of-use assets	359,510	(359,510)	—	—	g
Finance lease right-of-use assets	33,100	(33,100)	—	—	g
	—	376,998	(3,716)	373,282	g	Right-of-use assets
Intangibles, net	906,310	(906,310)	—	—	e
Goodwill	783,888	—	(92,959)	690,929	C	Goodwill
	—	991,611	1,033	992,644	e	Content assets
	—	373,552	3,948	377,500	e	Other intangible assets
Deferred insurance acquisition costs	600,901	—	(412,997)	187,904	E	Deferred insurance acquisition costs
Deferred income taxes	210,417	87	(171)	210,333		Deferred tax assets
	—	298,469	23,252	321,721	f,h,D	Other financial assets
Other	339,284	(154,853)	(16,636)	167,795	h,B	Other non-current assets

	17,329,478	1,526,238	1,940,166	20,795,882		Total non-current assets

Total assets	23,032,784	(8,138)	1,942,420	24,967,066		Total assets

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP*	Reclassification	Recognition and measurement differences	IFRS	Note
LIABILITIES						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	810,176	13,869	—	824,045		Short-term borrowings
Current portion of long-term debt	29,807	69,116	—	98,923	i	Current portion of long-term debt
Current portion of long-term operating lease liabilities	68,942	(68,942)	—	—	i
Notes and accounts payable, trade	380,810	(380,810)	—	—	j
	—	1,340,573	(30,037)	1,310,536	j,k,m	Trade and other payables
Accounts payable, other and accrued expenses	1,630,197	(1,630,197)	—	—	k
Deposits from customers in the banking business	2,440,783	(93,396)	—	2,347,387	l	Deposits from customers in the banking business
Accrued income and other taxes	145,996	(60,650)	—	85,346		Income taxes payables
	—	163,007	—	163,007	k	Participation and residual liabilities in the Pictures segment
	—	56,152	—	56,152	k,m	Other financial liabilities
Other	733,732	527,859	2,353	1,263,944	k,m	Other current liabilities

Total current liabilities	6,240,443	(63,419)	(27,684)	6,149,340		Total current liabilities

						Non-current liabilities:
Long-term debt	634,966	305,871	(1,807)	939,030	i	Long-term debt
Long-term operating lease liabilities	314,836	(314,836)	—	—	i
Accrued pension and severance costs	324,655	4,355	611	329,621	B	Defined benefit liabilities
Deferred income taxes	548,034	87	493,035	1,041,156	F	Deferred tax liabilities
Future insurance policy benefits and other	6,246,047	—	273,530	6,519,577	E	Future insurance policy benefits and other
Policyholders’ account in the life insurance business	3,642,271	—	(2,261)	3,640,010	E	Policyholders’ account in the life insurance business
	—	122,706	(3,004)	119,702	n	Participation and residual liabilities in the Pictures segment
	—	146,834	—	146,834	l,n,o	Other financial liabilities
Other	289,285	(201,969)	4	87,320	n	Other non-current liabilities

	12,000,094	63,048	760,108	12,823,250		Total non-current liabilities

Total liabilities	18,240,537	(371)	732,424	18,972,590		Total liabilities

Redeemable noncontrolling interest	7,767	(7,767)	—	—	o

EQUITY						EQUITY
Sony Group Corporation’s stockholders’ equity:						Sony Group Corporation’s stockholders’ equity:
Common stock	880,214	—	—	880,214		Common stock
Additional paid-in capital	1,289,719	—	7,835	1,297,554		Additional paid-in capital
Retained earnings	2,765,187	—	(815,490)	1,949,697	G	Retained earnings
Accumulated other comprehensive income	(580,980)	—	1,560,456	979,476	A,B,D E,F	Accumulated other comprehensive income
Treasury stock, at cost	(232,503)	—	—	(232,503)		Treasury stock, at cost

	4,121,637	—	752,801	4,874,438		Equity attributable to Sony Group Corporation’s stockholders

Noncontrolling interests	662,843	—	457,195	1,120,038	F	Noncontrolling interests

Total equity	4,784,480	—	1,209,996	5,994,476		Total equity

Total liabilities and equity	23,032,784	(8,138)	1,942,420	24,967,066		Total liabilities and equity

*
“U.S. GAAP” represents the consolidated financial statements under U.S. GAAP for the fiscal year ended March 31, 2020, adjusted for the adoption of the Accounting Standards Updates issued by the Financial Accounting Standards Board effective as of April 1, 2020.

Reconciliation of equity as of March 31, 2021

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
ASSETS						ASSETS
Current assets:						Current assets:
Cash and cash equivalents	1,786,982	—	—	1,786,982		Cash and cash equivalents
Marketable securities	2,902,438	(2,902,438)	—	—	a,p
	—	412,016	(34)	411,982	a,f	Investments and advances in the Financial Services segment
Notes and accounts receivable, trade and contract assets	1,099,300	(1,099,300)	—	—	b
	—	1,366,991	(1,498)	1,365,493	b,c	Trade and other receivables, and contract assets
Allowance for credit losses	(29,406)	29,406	—	—	b
Inventories	637,391	—	(723)	636,668		Inventories
Other receivables	283,499	(283,499)	—	—	c
	—	117,522	160	117,682	d	Other financial assets
Prepaid expenses and other current assets	538,540	(141,517)	(813)	396,210	d	Other current assets

Total current assets	7,218,744	(2,500,819)	(2,908)	4,715,017		Total current assets

						Non-current assets:

Film costs	459,426	(459,426)	—	—	e

Investments and advances:
Affiliated companies	226,218	(1,132)	—	225,086		Investments accounted for using the equity method
Securities investments and other	14,046,196	(14,046,196)	—	—	f
Allowance for credit losses	(8,419)	8,419	—	—
	—	15,639,456	1,657,090	17,296,546	a,f,D	Investments and advances in the Financial Services segment
Property, plant and equipment:
Land	79,557	(79,557)	—	—
Buildings	683,249	(683,249)	—	—
Machinery and equipment	1,748,961	(1,748,961)	—	—
Construction in progress	100,728	(100,728)	—	—

Less — Accumulated depreciation	1,627,061	(1,627,061)	—	—

	—	994,676	(4,135)	990,541		Property, plant and equipment

Other assets:
Operating lease right-of-use assets	337,322	(337,322)	—	—	g
Finance lease right-of-use assets	39,772	(39,772)	—	—	g
	—	365,641	(7,607)	358,034	g	Right-of-use assets
Intangibles, net	996,305	(996,305)	—	—	e
Goodwill	827,149	(398)	(100,642)	726,109	C	Goodwill
	—	1,062,865	(318)	1,062,547	e	Content assets
	—	392,862	(1,807)	391,055	e	Other intangible assets
Deferred insurance acquisition costs	657,420	—	(33,434)	623,986	E	Deferred insurance acquisition costs
Deferred income taxes	207,470	(2,649)	10,848	215,669		Deferred tax assets
	—	663,105	32,659	695,764	f,h,D	Other financial assets
Other	361,803	(137,916)	(16,398)	207,489	h,B	Other non-current assets

	19,136,096	2,120,474	1,536,256	22,792,826		Total non-current assets

Total assets	26,354,840	(380,345)	1,533,348	27,507,843		Total assets

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
LIABILITIES						LIABILITIES
Current liabilities:						Current liabilities:
Short-term borrowings	1,187,868	13,879	—	1,201,747		Short-term borrowings
Current portion of long-term debt	131,699	73,582	125	205,406	i	Current portion of long-term debt
Current portion of long-term operating lease liabilities	73,362	(73,362)	—	—	i
Notes and accounts payable, trade	599,569	(599,569)	—	—	j
	—	1,632,952	(36,389)	1,596,563	j,k,m	Trade and other payables
Accounts payable, other and accrued expenses	1,756,833	(1,756,833)	—	—	k
Deposits from customers in the banking business	2,773,885	(91,729)	—	2,682,156	l	Deposits from customers in the banking business
Accrued income and other taxes	165,406	(82,594)	1,619	84,431		Income taxes payables
	—	164,005	(2,572)	161,433	k	Participation and residual liabilities in the Pictures segment
	—	54,341	—	54,341	k,m,o	Other financial liabilities
Other	1,126,802	234,441	6,284	1,367,527	k,m,p	Other current liabilities

Total current liabilities	7,815,424	(430,887)	(30,933)	7,353,604		Total current liabilities

						Non-current liabilities:
Long-term debt	773,294	281,086	(744)	1,053,636	i	Long-term debt
Long-term operating lease liabilities	290,259	(290,259)	—	—	i
Accrued pension and severance costs	254,103	12,364	755	267,222	B	Defined benefit liabilities
Deferred income taxes	366,761	(2,649)	452,475	816,587	F	Deferred tax liabilities
Future insurance policy benefits and other	6,599,977	—	14,608	6,614,585	E	Future insurance policy benefits and other
Policyholders’ account in the life insurance business	4,331,065	—	(2,171)	4,328,894	E	Policyholders’ account in the life insurance business
	—	120,712	(4,175)	116,537	n	Participation and residual liabilities in the Pictures segment
	—	139,417	—	139,417	l,n,o	Other financial liabilities
Other	294,302	(201,551)	271	93,022	n	Other non-current liabilities

	12,909,761	59,120	461,019	13,429,900		Total non-current liabilities

Total liabilities	20,725,185	(371,767)	430,086	20,783,504		Total liabilities

Redeemable noncontrolling interest	8,179	(8,179)	—	—	o

EQUITY						EQUITY
Sony Group Corporation’s stockholders’ equity:						Sony Group Corporation’s stockholders’ equity:
Common stock	880,214	—	—	880,214		Common stock
Additional paid-in capital	1,486,721	—	2,876	1,489,597		Additional paid-in capital
Retained earnings	3,857,152	—	(942,649)	2,914,503	G	Retained earnings
Accumulated other comprehensive income	(524,020)	—	2,044,277	1,520,257	A,B,C D,E,F	Accumulated other comprehensive income
Treasury stock, at cost	(124,228)	—	—	(124,228)		Treasury stock, at cost

	5,575,839	—	1,104,504	6,680,343		Equity attributable to Sony Group Corporation’s stockholders

Noncontrolling interests	45,637	(399)	(1,242)	43,996		Noncontrolling interests

Total equity	5,621,476	(399)	1,103,262	6,724,339		Total equity

Total liabilities and equity	26,354,840	(380,345)	1,533,348	27,507,843		Total liabilities and equity

Summary of Reconciliation of Profit or Loss Pursuant to First Time Adoption of IFRS
Reconciliation of profit or loss for the fiscal year ended March 31, 2021

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
Sales and operating revenue:						Sales and financial services revenue:
Net sales	7,252,766	79,293	1,611	7,333,670	q	Sales
Financial services revenue	1,661,520	13,512	(10,041)	1,664,991	r,D	Financial services revenue
Other operating revenue	85,074	(85,074)	—	—	q

	8,999,360	7,731	(8,430)	8,998,661		Total sales and financial services revenue

Costs and expenses:						Costs and expenses:
Cost of sales	5,072,596	(3,850)	(2,867)	5,065,879	B	Cost of sales
Selling, general and administrative	1,469,955	61	3,138	1,473,154	B	Selling, general and administrative
Financial services expenses	1,488,963	12,503	208	1,501,674	r,D	Financial services expenses
Other operating expense, net	7,468	(720)	7,502	14,250	C	Other operating (income) expense, net

	8,038,982	7,994	7,981	8,054,957		Total costs and expenses

Equity in net income of affiliated companies	11,487	—	64	11,551	D	Share of profit (loss) of investments accounted for using the equity method

Operating income	971,865	(263)	(16,347)	955,255		Operating income

Other income:
Interest and dividends	10,457	(10,457)	—	—
Gain on equity securities, net	247,026	(247,026)	—	—
Other	6,752	(6,752)	—	—
	—	264,692	(180,900)	83,792	s,D	Financial income

Other expenses:
Interest expenses	12,185	(12,185)	—	—
Foreign exchange loss, net	16,056	(16,056)	—	—
Net periodic benefit costs other than service cost	8,811	(8,811)	—	—
Other	6,678	(6,678)	—	—
	—	43,924	(2,842)	41,082	s,B	Financial expenses

Income before income taxes	1,192,370	—	(194,405)	997,965	H	Income before income taxes

Income taxes	995	—	(46,926)	(45,931)	I	Income taxes

Net income	1,191,375	—	(147,479)	1,043,896		Net income

						Net income attributable to
Net income attributable to Sony Group Corporation’s stockholders	1,171,776	—	(142,166)	1,029,610		Sony Group Corporation’s stockholders
Net income attributable to noncontrolling interests	19,599	—	(5,313)	14,286		Noncontrolling interests

Summary of Reconciliation of Comprehensive Income Statement Pursuant to First time adoption of IFRS

Reconciliation of comprehensive income for the fiscal year ended March
 31, 2021

Accounts under U.S. GAAP	Yen in millions					Accounts under IFRS
	U.S. GAAP	Reclassification	Recognition and measurement differences	IFRS	Note
Net income	1,191,375	—	(147,479)	1,043,896		Net income
Other comprehensive income, net of tax —						Other comprehensive income, net of tax —
						Items that will not be reclassified to profit or loss
	—	—	144,740	144,740	D	Changes in equity instruments measured at fair value through other comprehensive income
Pension liability adjustment	12,965	—	(1,410)	11,555		Remeasurement of defined benefit pension plans
	—	—	87	87		Share of other comprehensive income of investments accounted for using the equity method
						Items that may be reclassified subsequently to profit or loss
Unrealized losses on securities	(102,492)	—	(103,057)	(205,549)	D,E,F	Changes in debt instruments measured at fair value through other comprehensive income
Unrealized gains on derivative instruments	1,513	—	(1,462)	51		Cash flow hedges
Debt valuation adjustments	(3,120)	—	—	(3,120)		Insurance contract valuation adjustments
Foreign currency translation adjustments	106,826	(798)	9,293	115,321		Exchange differences on translating foreign operations
	—	798	—	798		Share of other comprehensive income of investments accounted for using the equity method

	15,692	—	48,191	63,883		Total other comprehensive income, net of tax

Total comprehensive income	1,207,067	—	(99,288)	1,107,779		Comprehensive income

						Comprehensive income attributable to
Comprehensive income attributable to Sony Group Corporation’s stockholders	1,198,836	—	(80,208)	1,118,628		Sony Group Corporation’s stockholders
Comprehensive income attributable to noncontrolling interests	8,231	—	(19,080)	(10,849)		Noncontrolling interests

Summary of Impact on Exchange Differences on Transalating Foreign Operations Due to First Time Adoption of IFRS
The impact of this change is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Accumulated other comprehensive income	(509,872)	(510,091)

Adjustment to retained earnings	(509,872)	(510,091)

Summary of Impact on Post Employment Benefits Due to First Time Adoption of IFRS
The impact of this change before considering the tax effect is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Other non-current assets	(16,829)	(17,083)
Defined benefit liabilities	30	(62)
Accumulated other comprehensive income	(300,385)	(277,379)

Adjustment to retained earnings	(317,184)	(294,524)

	Yen in millions
	Fiscal year ended March 31, 2021
(Consolidated Statements of Income)
Cost of sales	(2,193)
Selling, general and administrative	(244)
Financial expenses	9,476

Increase (decrease) in adjustment to income before income taxes	7,039

Summary of Impact on Impairment of Goodwill Due to First Time Adoption of IFRS
The impact of this change is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Goodwill	(96,817)	(100,727)
Accumulated other comprehensive income	—	2,942

Adjustment to retained earnings	(96,817)	(97,785)

	Yen in millions
	Fiscal year ended March 31, 2021
(Consolidated Statements of Income)
Other operating (income) expense, net	(968)

Increase (decrease) in adjustment to income before income taxes	(968)

Summary of Impact on Equity Instruments and Debt Instruments Before Considering the Tax Effect Due to First Time Adoption of IFRS

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Other financial assets (non-current)	22,110	31,627
Investments and advances in the Financial Services segment (non-current)	2,439,946	1,649,660

Accumulated other comprehensive income	(2,424,510)	(1,840,980)

Adjustment to retained earnings	37,546	(159,693)

	Yen in millions
	Fiscal year ended March 31, 2021
(Consolidated Statements of Income)
Financial services revenue	(12,547)
Financial services expenses	(854)
Share of profit (loss) of investments accounted for using the equity method	(30)
Financial income	(178,677)

Increase (decrease) in adjustment to income before income taxes	(192,108)

Summary of Impact on Insurance Related Accounts Before Considering Tax Effect Due to First Time Adoptiopn of IFRS
The impact of this change before considering the tax effect is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Deferred insurance acquisition costs	(412,997)	(33,434)
Future insurance policy benefits and other	(273,530)	(14,609)
Policyholders’ account in the life insurance business	2,261	2,170
Accumulated other comprehensive income	684,266	45,873

Summary of Impact of changes in the measurement method of debt instruments in the life insurance business on deferred tax liabilities and noncontrolling interests
The impact of this change on deferred tax liabilities and noncontrolling interests is as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
(Consolidated Statements of Financial Position)
Deferred tax liabilities	(489,839)	(452,189)
Noncontrolling interests	(440,099)	—
Accumulated other comprehensive income	929,938	452,189

Summary of Detailed Information About Reconciliation of Retained Earnings Due to First Time Adoption of IFRS Explanatory
The main items causing the differences in retained earnings are as follows:

	Yen in millions
	April 1, 2020	March 31, 2021
Retained earnings under U.S. GAAP	2,765,187	3,857,152

1 Exchange differences on translating foreign operations *A	(509,872)	(510,091)
2 Post-employment benefits *B	(317,184)	(294,524)
3 Impairment of goodwill *C	(96,817)	(97,785)
4 Equity instruments and debt instruments *D	37,546	(159,693)
5 Other	6,616	13,249
Tax effect of adjustments	64,221	106,195

Total	(815,490)	(942,649)

Retained earnings under IFRS	1,949,697	2,914,503

Summary of Main Items of Differences on Income Before Income Taxes due to first time adoption of IFRS
The main items causing the differences in income before income taxes are as follows:

Yen in millions
Fiscal year ended March 31, 2021
Income before income taxes under U.S. GAAP	1,192,370

1 Post-employment benefits *B	7,039
2 Impairment of goodwill *C	(968)
3 Equity instruments and debt instruments *D	(192,108)
4 Other	(8,368)

Total	(194,405)

Income before income taxes under IFRS	997,965

Summary of Reconciliation of Cash Flow Statement due to first time adoption of IFRS
The main items causing the differences in the consolidated statements of cash flows are as follows:

	Yen in millions
	Fiscal year ended March 31, 2021
	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities
Consolidated statements of cash flows under U.S. GAAP	1,350,150	(1,781,516)	666,967

1. Principal payments for operating lease liabilities *1	72,098	—	(72,098)
2. Additions and disposals of content assets *2	(34,751)	34,751	—
3. Changes in assets and liabilities in the Financial Services segment *3
(1) Investments and advances in the Financial Services segment	(1,181,744)	1,181,744	—
(2) Deposits from customers in the banking business	332,987	—	(332,987)
(3) Borrowings in the life insurance business and the banking business	463,783	—	(463,783)
(4) Future insurance policy benefits and other and policyholders’ account in the life insurance business	134,299	—	(134,299)
4. Other	3,395	1,111	(2,333)

Total	(209,933)	1,217,606	(1,005,500)

Consolidated statements of cash flows under IFRS	1,140,217	(563,910)	(338,533)

*1	P rincipal payments for operating lease liabilities
Under U.S. GAAP, lessees classify leases as either operating leases or finance leases, and the principal payments for the operating lease liabilities are classified as cash flows from operating activities in the consolidated statements of cash flows. Under IFRS, the distinction between operating leases and finance leases no longer exists for lessees, and all of the principal payments for lease liabilities are classified as cash flows from financing activities in the consolidated statements of cash flows.

*2	Additions and disposals of content assets
Under U.S. GAAP, Sony classified the cash flows from the additions and disposals of film costs as cash flows from operating activities, and classified the cash flows from the additions and disposals of music catalogs, artist contracts, music distribution rights and other content assets as cash flows from investing activities in the consolidated statements of cash flows based on the nature of such transactions as additions and disposals of intangible assets. Under IFRS, Sony defines these intangible assets as content assets, and classifies the cash flows from the additions and disposals of content assets as cash flows from operating activities in the consolidated statements of cash flows except for additions and disposals of content assets from business combinations or business divestitures, because the additions and disposals of content assets are derived from the principal revenue-producing activities of Sony.

*3	Changes in assets and liabilities in the Financial Services segment
Under U.S. GAAP, Sony classified cash flows from changes in investments and advances in the Financial Services segment and repurchase agreements in the Financial Services segment, deposits from customers in the banking business and policyholders’ account in the life insurance business according to the nature of these transactions in the consolidated statements of cash flows. Under IFRS, Sony classifies cash flows from these transactions as cash flows from operating activities in the consolidated statements of cash flows as these transactions are viewed as integral to the principal revenue-producing activities of Sony.